INCOME TAXES - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense	€ 141,000
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	€ 61,000
Applicable tax rate (percent)	24.00%	24.00%	27.50%
IRAP applicable tax rate (percent)	3.90%	3.90%	3.90%
Effective tax rate, net of IRAP (percent)	(1.10%)	24.20%	25.80%
Decrease in deferred tax asset		€ 4,646
Aggregate amount of temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	€ 92,437
Direct-use Intangible Assets
Income Taxes [Line Items]
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense	139,000
Indirect-use Intangible Asset
Income Taxes [Line Items]
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense	€ 2,000